Segments revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment reporting
Number of reportable segments | segment	2
Marketable securities (loss)/income and bank interest	$ (7,744)	$ 1,865	$ 380	$ 6,676
(Loss)/gain relating to third-party interests in capital provision assets	(494)	195	(5,157)	(72,836)
Total revenues	319,227	217,330	327,862	534,470
Operating expenses	124,272	148,746	119,083	138,065
Other expenses
Finance costs	77,389	58,647	39,048	38,747
Loss on debt extinguishment	875	1,649
Foreign currency transactions gains (losses)	(7,674)	(5,499)	10,746	1,956
Total other expenses	(85,938)	(65,795)	(28,302)	(36,791)
Income/(loss) before income taxes	109,017	2,789	180,477	359,614
Capital provision income
Segment reporting
Revenues	319,108	194,554	314,948	579,792
Asset management fees
Segment reporting
Revenues	7,321	8,667	8,706	15,160
Insurance income
Segment reporting
Revenues	(1,443)	5,143	1,781	3,545
Services income
Segment reporting
Revenues	684	1,177	804	2,133
Total segments (Burford-only)
Segment reporting
Revenues				33,274
Marketable securities (loss)/income and bank interest	(7,594)	774	315
Total revenues	250,605	191,882	310,635	498,157
Operating expenses	122,696	145,111	115,124	128,965
Other expenses
Finance costs	77,389	58,647	39,048	38,747
Loss on debt extinguishment	875	1,649
Foreign currency transactions gains (losses)	7,581	5,499	(10,314)	(2,016)
Total other expenses	85,845	65,795	28,734	36,731
Income/(loss) before income taxes	42,064	(19,024)	166,777	332,461
Total segments (Burford-only) | Includes the following revenue from contracts with customers for Services transferred over time
Segment reporting
Revenues	55,321	35,065	31,629
Total segments (Burford-only) | Capital provision income
Segment reporting
Revenues	202,878	156,043	278,691	458,813
Total segments (Burford-only) | Asset management fees
Segment reporting
Revenues	56,080	28,745	29,044	27,596
Total segments (Burford-only) | Insurance income
Segment reporting
Revenues	(1,443)	5,143	1,781	3,545
Total segments (Burford-only) | Services income
Segment reporting
Revenues	684	1,177	804	2,133
Total segments (Burford-only) | Marketable securities income and bank interest
Segment reporting
Revenues				6,070
Capital provision
Segment reporting
Total revenues	202,878	156,043	278,691	458,813
Operating expenses	72,508	90,343	53,642	77,626
Other expenses
Finance costs	71,792	52,537	36,316	36,423
Loss on debt extinguishment	812	1,477
Foreign currency transactions gains (losses)		17
Total other expenses	72,604	54,031	36,316	36,423
Income/(loss) before income taxes	57,766	11,669	188,733	344,764
Capital provision | Capital provision income
Segment reporting
Revenues	202,878	156,043	278,691	458,813
Asset Management and other services
Segment reporting
Revenues				33,274
Total revenues	55,321	35,065	31,629	33,274
Operating expenses	27,965	33,280	24,254	23,704
Other expenses
Finance costs	1,780	1,360
Loss on debt extinguishment	20	38
Total other expenses	1,800	1,398
Income/(loss) before income taxes	25,556	387	7,375	9,570
Asset Management and other services | Includes the following revenue from contracts with customers for Services transferred over time
Segment reporting
Revenues	55,321	35,065	31,629
Asset Management and other services | Asset management fees
Segment reporting
Revenues	56,080	28,745	29,044	27,596
Asset Management and other services | Insurance income
Segment reporting
Revenues	(1,443)	5,143	1,781	3,545
Asset Management and other services | Services income
Segment reporting
Revenues	684	1,177	804	2,133
Other corporate
Segment reporting
Marketable securities (loss)/income and bank interest	(7,594)	774	315
Total revenues	(7,594)	774	315	6,070
Operating expenses	22,223	21,488	37,228	27,635
Other expenses
Finance costs	3,817	4,750	2,732	2,324
Loss on debt extinguishment	43	134
Foreign currency transactions gains (losses)	7,581	5,482	(10,314)	(2,016)
Total other expenses	11,441	10,366	(7,582)	308
Income/(loss) before income taxes	(41,258)	(31,080)	(29,331)	(21,873)
Other corporate | Marketable securities income and bank interest
Segment reporting
Revenues				6,070
Total consolidated
Segment reporting
Revenues				20,838
Marketable securities (loss)/income and bank interest	(7,744)	1,865	380
(Loss)/gain relating to third-party interests in capital provision assets	(494)	195	(5,157)	(72,836)
Total revenues	319,227	217,330	327,862	534,470
Operating expenses	124,272	148,746	119,083	138,065
Other expenses
Finance costs	77,389	58,647	39,048	38,747
Loss on debt extinguishment	875	1,649
Foreign currency transactions gains (losses)	7,674	5,499	(10,746)	(1,956)
Total other expenses	85,938	65,795	28,302	36,791
Income/(loss) before income taxes	109,017	2,789	180,477	359,614
Total consolidated | Includes the following revenue from contracts with customers for Services transferred over time
Segment reporting
Revenues	8,357	20,716	17,691
Total consolidated | Capital provision income
Segment reporting
Revenues	319,108	194,554	314,948	579,792
Total consolidated | Asset management fees
Segment reporting
Revenues	9,116	14,396	15,106	15,160
Total consolidated | Insurance income
Segment reporting
Revenues	(1,443)	5,143	1,781	3,545
Total consolidated | Services income
Segment reporting
Revenues	684	1,177	804	2,133
Total consolidated | Marketable securities income and bank interest
Segment reporting
Revenues				6,676
Adjustment for third-party interests
Segment reporting
Revenues				(12,436)
Marketable securities (loss)/income and bank interest	(150)	1,091	65
(Loss)/gain relating to third-party interests in capital provision assets	(494)	195	(5,157)	(72,836)
Total revenues	68,622	25,448	17,227	36,313
Operating expenses	1,576	3,635	3,959	9,100
Other expenses
Foreign currency transactions gains (losses)	93		(432)	60
Total other expenses	93		(432)	60
Income/(loss) before income taxes	66,953	21,813	13,700	27,153
Adjustment for third-party interests | Includes the following revenue from contracts with customers for Services transferred over time
Segment reporting
Revenues	(46,964)	(14,349)	(13,938)
Adjustment for third-party interests | Capital provision income
Segment reporting
Revenues	116,230	38,511	36,257	120,979
Adjustment for third-party interests | Asset management fees
Segment reporting
Revenues	$ (46,964)	$ (14,349)	$ (13,938)	(12,436)
Adjustment for third-party interests | Marketable securities income and bank interest
Segment reporting
Revenues				$ 606